CONTINGENCIES (Narrative) (Details) - USD ($)		1 Months Ended			12 Months Ended
	Nov. 08, 2019	Jan. 20, 2021	May 30, 2019	Apr. 29, 2019	Jan. 31, 2022	Jan. 31, 2021
Loss Contingencies [Line Items]
Damages alleged against company	$ 2,774,176
Attorney's fees		$ 68,195			$ 665,248	$ 501,854
Damages awarded to company		1,252
Statutory prevailing party fee		$ 640
Oregon Action [Member] | Settled Litigation [Member]
Loss Contingencies [Line Items]
Damages alleged against company				$ 612,500
British Columbia Action [Member]
Loss Contingencies [Line Items]
Issue of common shares			1,800,000